Investment Securities [Text Block]	6 Months Ended
Sep. 30, 2014
Investment Securities [Text Block]

3.    INVESTMENT SECURITIES

The table below presents the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale securities and Held-to-maturity securities at March 31, 2014 and September 30, 2014:

At March 31, 2014:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥41,388,592	¥201,539		¥1,122		¥41,589,009
Japanese prefectural and municipal bonds	195,176	7,979		24		203,131
Foreign governments and official institutions bonds	1,272,181	13,460		14,220		1,271,421
Corporate bonds	1,523,026	38,920		817		1,561,129
Residential mortgage-backed securities	1,011,644	665		31,714		980,595
Commercial mortgage-backed securities	208,690	826		9,370		200,146
Asset-backed securities	1,060,844	2,747		5,547		1,058,044
Other debt securities(1)	184,495	3,650		3,199		184,946
Marketable equity securities	2,456,992	2,384,949		4,710		4,837,231

Total	¥49,301,640	¥2,654,735		¥70,723		¥51,885,652

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥214,968	¥870		¥—		¥215,838
Foreign governments and official institutions bonds	22,091	1,099		—		23,190
Corporate bonds	5,548	7		—		5,555
Residential mortgage-backed securities	526,431	883	(2)	7,304	(3)	520,010
Commercial mortgage-backed securities	159,532	343		1,282	(3)	158,593
Asset-backed securities	1,778,412	35,908		2,379		1,811,941

Total	¥2,706,982	¥39,110		¥10,965		¥2,735,127

Notes:	(1)	Other debt securities in the table above include ¥182,613 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss) (“Accumulated OCI”) in the accompanying condensed consolidated balance sheets were ¥355 million at March 31, 2014 and are not included in the table above.
	(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities, which were carried at fair value of ¥273,195 million and ¥138,340 million, respectively, from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥7,702 million and ¥9,663 million, respectively, at March 31, 2014 and are not included in the table above.

At September 30, 2014:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥39,923,871	¥234,872		¥1,023		¥40,157,720
Japanese prefectural and municipal bonds	186,149	8,116		4		194,261
Foreign governments and official institutions bonds	1,579,033	18,966		8,863		1,589,136
Corporate bonds	1,354,523	34,224		804		1,387,943
Residential mortgage-backed securities	869,817	709		13,079		857,447
Commercial mortgage-backed securities	188,210	1,414		2,751		186,873
Asset-backed securities	1,050,418	1,475		4,760		1,047,133
Other debt securities(1)	167,694	4,149		2,416		169,427
Marketable equity securities	2,608,353	2,971,916		841		5,579,428

Total	¥47,928,068	¥3,275,841		¥34,541		¥51,169,368

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥815,425	¥4,981		¥9		¥820,397
Foreign governments and official institutions bonds	85,613	1,332		51		86,894
Corporate bonds	350	—		—		350
Residential mortgage-backed securities	574,550	4,281	(2)	1,383	(3)	577,448
Commercial mortgage-backed securities	177,265	4,871		548	(3)	181,588
Asset-backed securities	1,803,624	30,023		1,862		1,831,785

Total	¥3,456,827	¥45,488		¥3,853		¥3,498,462

Notes:	(1)	Other debt securities in the table above include ¥167,691 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥308 million at September 30, 2014 and are not included in the table above.
	(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥6,892 million and ¥8,818 million, respectively, at September 30, 2014 and are not included in the table above.

Other Securities

Investment securities other than Available-for-sale securities or Held-to-maturity securities (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥711,416 million and ¥719,508 million, at March 31, 2014 and September 30, 2014, respectively, because their fair values were not readily determinable.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and broker-dealers and carried at fair value of ¥26,201 million and ¥28,141 million at March 31, 2014 and September 30, 2014, respectively. See Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2014 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥159,556 million and ¥172,847 million at March 31, 2014 and September 30, 2014, respectively, the MUFG Group has estimated a fair value using commonly accepted valuation techniques to determine whether the investment is impaired in each reporting period. See Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2014 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other-than-temporary.

With respect to cost-method investments of ¥551,860 million and ¥546,661 million at March 31, 2014 and September 30, 2014, respectively, the MUFG Group performed a test to determine whether any impairment indicator existed for each investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group performs an evaluation of whether the impairment is other-than-temporary. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share in an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit rating, which is generally updated once a year based on the annual financial statements of the issuer. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of these cost-method investments, which had aggregated costs of ¥548,679 million and ¥544,228 million at March 31, 2014 and September 30, 2014, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on the procedures described above, the MUFG Group recognized other-than-temporary impairment losses on the cost-method investments of ¥2,621 million and ¥1,716 million for the six months ended September 30, 2013 and 2014, respectively. Each impairment loss was recognized based on the specific circumstances of each individual company. No impairment loss was individually material.

Contractual Maturities

The amortized cost and fair values of Held-to-maturity debt securities and the fair values of Available-for-sale debt securities at September 30, 2014 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥220,541	¥220,972	¥17,294,475
Due from one year to five years	108,996	110,710	18,630,593
Due from five years to ten years	1,904,349	1,937,429	5,506,190
Due after ten years	1,222,941	1,229,351	4,158,682

Total	¥3,456,827	¥3,498,462	¥45,589,940

Realized Gains and Losses

For the six months ended September 30, 2013 and 2014, gross realized gains on sales of Available-for-sale securities were ¥160,543 million and ¥69,706 million, respectively, and gross realized losses on sales of Available-for-sale securities were ¥38,487 million and ¥12,429 million, respectively.

Other-than-temporary Impairments of Available-for-sale securities and Held-to-maturity securities

For the six months ended September 30, 2013 and 2014, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥4,127 million and ¥3,184 million, respectively, which were included in Investment securities gains—net in the accompanying condensed consolidated statements of income. The losses of ¥4,127 million for the six months ended September 30, 2013 included losses of ¥1,304 million from Available-for-sale debt securities mainly classified as corporate bonds, and ¥2,621 million from nonmarketable equity securities. The losses of ¥3,184 million for the six months ended September 30, 2014 included losses of ¥1,023 million from Available-for-sale debt securities mainly classified as corporate bonds, and ¥1,716 million from nonmarketable equity securities.

Gross Unrealized Losses and Fair Value

The following tables show the unrealized gross losses and fair values of Available-for-sale securities and Held-to-maturity securities at March 31, 2014 and September 30, 2014 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2014:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥10,469,832	¥1,122	¥—	¥—	¥10,469,832	¥1,122	49
Japanese prefectural and municipal bonds	12,555	24	—	—	12,555	24	6
Foreign governments and official institutions bonds	527,706	9,084	110,015	5,136	637,721	14,220	150
Corporate bonds	136,296	709	29,242	108	165,538	817	815
Residential mortgage-backed securities	904,239	31,094	28,406	620	932,645	31,714	431
Commercial mortgage-backed securities	135,014	8,427	8,235	943	143,249	9,370	155
Asset-backed securities	213,683	5,518	1,078	29	214,761	5,547	103
Other debt securities	46,835	1,203	68,630	1,996	115,465	3,199	51
Marketable equity securities	175,884	4,692	1	18	175,885	4,710	42

Total	¥12,622,044	¥61,873	¥245,607	¥8,850	¥12,867,651	¥70,723	1,802

Held-to-maturity securities:
Debt securities:
Residential mortgage-backed securities	¥408,244	¥7,187	¥5,681	¥117	¥413,925	¥7,304	198
Commercial mortgage-backed securities	107,048	1,033	51,545	249	158,593	1,282	28
Asset-backed securities	500,695	2,379	—	—	500,695	2,379	22

Total	¥1,015,987	¥10,599	¥57,226	¥366	¥1,073,213	¥10,965	248

	Less than 12 months		12 months or more		Total
At September 30, 2014:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥12,033,434	¥1,023	¥—	¥—	¥12,033,434	¥1,023	38
Japanese prefectural and municipal bonds	3,086	4	—	—	3,086	4	2
Foreign governments and official institutions bonds	428,109	4,557	199,582	4,306	627,691	8,863	132
Corporate bonds	126,050	738	14,060	66	140,110	804	535
Residential mortgage-backed securities	48,242	167	738,701	12,912	786,943	13,079	369
Commercial mortgage-backed securities	11,684	14	96,791	2,737	108,475	2,751	126
Asset-backed securities	202,450	1,982	32,922	2,778	235,372	4,760	112
Other debt securities	29,823	607	73,856	1,809	103,679	2,416	40
Marketable equity securities	29,191	803	423	38	29,614	841	39

Total	¥12,912,069	¥9,895	¥1,156,335	¥24,646	¥14,068,404	¥34,541	1,393

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥99,810	¥9	¥—	¥—	¥99,810	¥9	1
Foreign governments and official institutions bonds	15,144	51	—	—	15,144	51	2
Residential mortgage-backed securities	50,313	260	279,581	1,123	329,894	1,383	171
Commercial mortgage-backed securities	14,788	120	147,567	428	162,355	548	29
Asset-backed securities	482,346	1,862	—	—	482,346	1,862	20

Total	¥662,401	¥2,302	¥427,148	¥1,551	¥1,089,549	¥3,853	223

Evaluating Investment Securities for Other-than-temporary Impairments

The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other-than-temporary.

Japanese national government and Japanese government agency bonds, and Foreign governments and official institutions bonds

As of September 30, 2014, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. The MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Residential and commercial mortgage-backed securities

As of September 30, 2014, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Asset-backed securities

As of September 30, 2014, unrealized losses on these securities are primarily driven by certain collateralized loan obligations (“CLOs”), highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the other-than-temporary impairment. Based on the analysis performed no other-than-temporary impairment was identified as of September 30, 2014 and no impairment loss was therefore recorded.

Corporate bonds

As of September 30, 2014, the unrealized losses associated with corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and a loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each period for the six months ended September 30 represents the credit loss component for which an other-than-temporary impairment occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairment has occurred. The credit loss component is reduced when the corporate bonds mature or are sold. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	Six months ended September 30,
	2013	2014
	(in millions)
Balance at beginning of period	¥24,525	¥12,556

Additions:
Initial credit impairments	505	713
Subsequent credit impairments	799	310
Reductions:
Securities sold or matured	(8,814)	(4,538)

Balance at end of period	¥17,015	¥9,041

The cumulative decline in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at September 30, 2013 and 2014 was ¥7,559 million and ¥3,156 million, respectively. Of which, the credit loss component recognized in earnings was ¥17,015 million and ¥9,041 million, and the remaining amount related to all other factors recognized in Accumulated OCI before taxes was ¥9,456 million and ¥5,885 million at September 30, 2013 and 2014, respectively.

Other debt securities

As of September 30, 2014, other debt securities primarily consist of private placement debt conduit bonds, which are not rated by external credit rating agencies. The unrealized losses on these bonds resulted from a higher return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimated loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions, such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis, no other-than-temporary impairment loss was recorded in the accompanying condensed consolidated statements of income.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairment. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that the fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other-than-temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic prospects and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At September 30, 2014, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, and the fact that the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationships with its customers.